Note 7 - Property and Equipment (Details Textual) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
General and Administrative Expense [Member]
Gain (Loss) on Disposition of Assets	¥ (27,950)	¥ (71,456)	¥ (83,487)
Software and Software Development Costs [Member]
Property, Plant and Equipment, Useful Life	5 years 73 days
Depreciation, Depletion and Amortization, Nonproduction	¥ 9,533,541	9,280,309	¥ 8,359,907
Capitalized Computer Software, Accumulated Amortization	18,076,113	15,298,591
Capitalized Computer Software, Amortization	¥ 2,592,445	¥ 2,343,155